Federal Home Loan Bank Stock	12 Months Ended
Dec. 31, 2017
Federal Home Loan Bank Stock [Abstract]
Federal Home Loan Bank Stock
Federal Home Loan Bank Stock

Our investment in FHLB stock was $303 million at December 31, 2017 compared to $180 million at December 31, 2016. As a member of the FHLB, we are required to hold shares of FHLB stock in an amount equal to at least one percent of the aggregate UPB of our mortgage loans, home purchase contracts and similar obligations at the beginning of each year or 4.5 percent of our total FHLB advances, whichever is greater. Once purchased, FHLB shares must be held for five years before they can be redeemed. We had $123 million, $10 million and $57 million in required stock purchases during the year ending December 31, 2017, 2016 and 2015, respectively. We had no redemptions of FHLB stock during the years ended December 31, 2017, and 2016 and $42 million during the year ended December 31, 2015. Dividends received on the stock equaled $9 million, $7 million and $6 million for the years ended December 31, 2017, 2016 and 2015, respectively. These dividends were recorded in the Consolidated Statements of Operations as other noninterest income.